Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Investment Grade Series
March 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.11%
Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2021-DNA3 M1 144A 5.31% (SOFR + 0.75%) 10/25/33 #, •	40,902	$ 40,648
Total Agency Collateralized Mortgage Obligations (cost $40,902)		40,648

Convertible Bond — 0.14%
Spirit Airlines 1.00% exercise price $42.88, maturity date 5/15/26	69,000	55,925
Total Convertible Bond (cost $62,251)		55,925

Corporate Bonds — 92.52%
Banking — 17.19%
Bank of America
2.482% 9/21/36 μ	195,000	148,227
6.204% 11/10/28 μ	260,000	272,032
Bank of New York Mellon
4.596% 7/26/30 μ	150,000	146,864
4.70% 9/20/25 μ, ψ	350,000	332,069
5.802% 10/25/28 μ	25,000	26,067
5.834% 10/25/33 μ	85,000	90,848

Barclays 7.385% 11/2/28 μ	200,000	212,169
BPCE 144A 5.125% 1/18/28 #	250,000	247,916
Citigroup 5.61% 9/29/26 μ	350,000	352,847
Citizens Bank 6.064% 10/24/25 μ	250,000	235,415
Deutsche Bank 6.72% 1/18/29 μ	150,000	149,072
Fifth Third Bancorp 6.361% 10/27/28 μ	142,000	143,069
Fifth Third Bank 5.852% 10/27/25 μ	250,000	246,594
Goldman Sachs Group 1.542% 9/10/27 μ	630,000	554,738
Huntington National Bank 4.552% 5/17/28 μ	250,000	235,921
KeyBank
5.00% 1/26/33	250,000	232,499
5.85% 11/15/27	305,000	300,171

KeyCorp 4.789% 6/1/33 μ	44,000	39,435
Morgan Stanley
1.928% 4/28/32 μ	130,000	102,354
2.484% 9/16/36 μ	185,000	140,664
6.138% 10/16/26 μ	40,000	40,791
6.296% 10/18/28 μ	41,000	43,149
6.342% 10/18/33 μ	155,000	169,425

PNC Financial Services Group 5.671% 10/28/25 μ	130,000	130,161
Popular 7.25% 3/13/28	195,000	193,097
Royal Bank of Canada 4.875% 1/12/26	135,000	135,323
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
State Street
2.203% 2/7/28 μ	140,000	$ 127,575
4.821% 1/26/34 μ	85,000	84,606
5.751% 11/4/26 μ	30,000	30,597
5.82% 11/4/28 μ	20,000	20,879
SVB Financial Group
1.80% 10/28/26 ‡	62,000	38,525
1.80% 2/2/31 ‡	58,000	33,112
2.10% 5/15/28 ‡	30,000	18,042
4.00% 5/15/26 μ, ‡, ψ	105,000	6,933
4.57% 4/29/33 μ, ‡	126,000	73,193

Truist Bank 2.636% 9/17/29 μ	445,000	418,053
Truist Financial
4.95% 9/1/25 μ, ψ	395,000	366,079
6.123% 10/28/33 μ	82,000	86,108
US Bancorp
2.491% 11/3/36 μ	115,000	88,851
4.653% 2/1/29 μ	78,000	76,303
5.727% 10/21/26 μ	95,000	95,500

Wells Fargo & Co. 4.54% 8/15/26 μ	160,000	157,199
		6,642,472
Basic Industry — 2.78%
Celanese US Holdings 6.05% 3/15/25	195,000	196,255
Graphic Packaging International 144A 3.50% 3/1/29 #	130,000	112,733
Newmont
2.25% 10/1/30	135,000	113,473
2.80% 10/1/29	230,000	203,562
Nutrien
4.90% 3/27/28	60,000	60,028
5.80% 3/27/53	75,000	77,339

Rio Tinto Finance USA 5.125% 3/9/53	150,000	154,689
Sherwin-Williams 2.90% 3/15/52	245,000	157,899
		1,075,978
Brokerage — 1.79%
Blackstone Holdings Finance 144A 1.625% 8/5/28 #	325,000	270,388
Charles Schwab 5.375% 6/1/25 μ, ψ	5,000	4,763
Jefferies Financial Group
2.625% 10/15/31	425,000	325,192
6.50% 1/20/43	90,000	92,484
		692,827
Capital Goods — 5.07%
Amphenol 2.20% 9/15/31	180,000	149,436
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	200,000	156,691
Ashtead Capital 144A 1.50% 8/12/26 #	400,000	351,032
Boeing 3.75% 2/1/50	60,000	45,525
Pactiv Evergreen Group Issuer 144A 4.00% 10/15/27 #	140,000	125,890
NQ-FL9 [3/23] 5/23 (2912869)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Investment Grade Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Raytheon Technologies
5.15% 2/27/33	410,000	$ 426,925
5.375% 2/27/53	60,000	63,239

Republic Services 5.00% 4/1/34	145,000	147,824
Teledyne Technologies 2.25% 4/1/28	405,000	362,184
Waste Connections 2.95% 1/15/52	185,000	128,868
		1,957,614
Communications — 11.32%
Altice France 144A 5.125% 1/15/29 #	200,000	152,643
AMC Networks 4.75% 8/1/25	156,000	138,516
AT&T
3.50% 9/15/53	710,000	516,382
5.539% 2/20/26	235,000	235,778
CCO Holdings
144A 4.50% 6/1/33 #	35,000	28,219
144A 4.75% 2/1/32 #	150,000	126,166
144A 6.375% 9/1/29 #	70,000	66,913

Cellnex Finance 144A 3.875% 7/7/41 #	200,000	147,270
Charter Communications Operating 3.85% 4/1/61	365,000	228,037
Comcast 2.80% 1/15/51	545,000	368,659
Crown Castle
1.05% 7/15/26	100,000	88,173
2.10% 4/1/31	136,000	111,203

CSC Holdings 144A 4.50% 11/15/31 #	200,000	144,394
Directv Financing 144A 5.875% 8/15/27 #	150,000	135,999
Discovery Communications 4.00% 9/15/55	303,000	201,350
Sprint Capital 6.875% 11/15/28	140,000	150,570
Time Warner Cable 7.30% 7/1/38	100,000	103,868
T-Mobile USA 3.375% 4/15/29	535,000	488,234
Verizon Communications
2.875% 11/20/50	265,000	176,527
4.50% 8/10/33	425,000	410,874

Virgin Media Secured Finance 144A 5.50% 5/15/29 #	200,000	186,477
Warnermedia Holdings 6.412% 3/15/26	165,000	165,883
		4,372,135
Consumer Cyclical — 2.73%
Amazon.com 2.50% 6/3/50	520,000	352,900
Aptiv 3.10% 12/1/51	364,000	231,172
Ford Motor Credit 6.95% 3/6/26	200,000	203,234
Levi Strauss & Co. 144A 3.50% 3/1/31 #	110,000	93,895
VICI Properties 4.95% 2/15/30	185,000	173,785
		1,054,986
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical — 8.80%
Amgen
5.25% 3/2/30	75,000	$ 76,735
5.25% 3/2/33	166,000	170,639
5.65% 3/2/53	55,000	57,294

Astrazeneca Finance 4.875% 3/3/28	150,000	154,410
Baxter International 3.132% 12/1/51	255,000	165,742
Bimbo Bakeries USA 144A 4.00% 5/17/51 #	200,000	156,920
Bunge Limited Finance 2.75% 5/14/31	290,000	246,837
Cigna Group 5.685% 3/15/26	260,000	261,695
CVS Health
2.70% 8/21/40	419,000	300,079
4.78% 3/25/38	85,000	81,090
Eli Lilly & Co.
4.875% 2/27/53	75,000	77,637
5.00% 2/27/26	115,000	116,069
GE HealthCare Technologies
144A 5.60% 11/15/25 #	100,000	101,266
144A 5.65% 11/15/27 #	100,000	103,419

HCA 3.50% 7/15/51	176,000	121,769
JBS USA Lux 144A 3.00% 2/2/29 #	128,000	109,366
Merck & Co. 2.75% 12/10/51	72,000	51,035
Perrigo Finance Unlimited 4.375% 3/15/26	300,000	287,718
Royalty Pharma
3.35% 9/2/51	545,000	359,685
3.55% 9/2/50	19,000	13,122

Sodexo 144A 1.634% 4/16/26 #	260,000	235,727
US Foods 144A 4.75% 2/15/29 #	115,000	106,371
Zoetis 5.40% 11/14/25	45,000	45,784
		3,400,409
Electric — 12.04%
AEP Transmission 5.40% 3/15/53	35,000	36,513
Appalachian Power 4.50% 8/1/32	235,000	225,767
Berkshire Hathaway Energy 2.85% 5/15/51	110,000	75,768
CenterPoint Energy Houston Electric 4.95% 4/1/33	200,000	204,358
Commonwealth Edison 2.75% 9/1/51	300,000	199,685
Constellation Energy Generation 5.60% 3/1/28	115,000	118,455
Consumers Energy 4.625% 5/15/33	127,000	126,747
Duke Energy Carolinas 5.35% 1/15/53	75,000	78,169
Duke Energy Indiana 5.40% 4/1/53	110,000	112,193
Duke Energy Ohio 5.25% 4/1/33	75,000	77,224
Edison International 8.125% 6/15/53 μ	170,000	172,550
Enel Finance International 144A 6.80% 10/14/25 #	200,000	206,879

2    NQ-FL9 [3/23] 5/23 (2912869)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Eversource Energy 5.45% 3/1/28	120,000	$ 124,441
Exelon 5.30% 3/15/33	70,000	71,284
IPALCO Enterprises 4.25% 5/1/30	120,000	110,562
Liberty Utilities Finance GP 1 144A 2.05% 9/15/30 #	190,000	149,488
Louisville Gas and Electric 5.45% 4/15/33	95,000	98,790
National Rural Utilities Cooperative Finance 4.15% 12/15/32	90,000	85,695
NextEra Energy Capital Holdings
3.00% 1/15/52	230,000	155,292
6.051% 3/1/25	170,000	173,029

NRG Energy 144A 2.45% 12/2/27 #	100,000	85,633
Oglethorpe Power
3.75% 8/1/50	215,000	165,872
144A 4.50% 4/1/47 #	210,000	179,086

Pacific Gas & Electric 3.30% 8/1/40	45,000	31,990
Pacific Gas and Electric 4.60% 6/15/43	135,000	106,572
PacifiCorp 2.90% 6/15/52	580,000	398,759
Public Service of Colorado 5.25% 4/1/53	80,000	81,612
Public Service Co. of Oklahoma 3.15% 8/15/51	170,000	118,084
San Diego Gas & Electric 3.32% 4/15/50	120,000	89,239
Southern California Edison
3.45% 2/1/52	65,000	47,714
4.125% 3/1/48	50,000	41,467
4.875% 3/1/49	155,000	143,679
Vistra Operations
144A 3.55% 7/15/24 #	244,000	235,705
144A 5.125% 5/13/25 #	170,000	165,870

WEC Energy Group 5.15% 10/1/27	155,000	157,827
		4,651,998
Energy — 8.54%
BP Capital Markets 4.875% 3/22/30 μ, ψ	330,000	300,919
BP Capital Markets America
2.939% 6/4/51	145,000	100,749
4.812% 2/13/33	70,000	71,103
Diamondback Energy
3.125% 3/24/31	350,000	303,730
4.25% 3/15/52	130,000	102,210
Enbridge
1.60% 10/4/26	120,000	107,748
5.75% 7/15/80 μ	195,000	173,953
Energy Transfer
5.00% 5/15/50	40,000	34,204
5.75% 2/15/33	25,000	25,631
6.25% 4/15/49	140,000	138,965
6.50% 11/15/26 μ, ψ	385,000	339,763
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Enterprise Products Operating
3.30% 2/15/53	275,000	$ 199,444
5.35% 1/31/33	30,000	31,107

Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	193,306	157,058
Kinder Morgan 5.20% 6/1/33	205,000	203,823
Marathon Oil 5.20% 6/1/45	115,000	100,215
MPLX
5.00% 3/1/33	90,000	88,118
5.65% 3/1/53	50,000	48,190

ONEOK 7.50% 9/1/23	290,000	291,036
Targa Resources Partners
4.00% 1/15/32	95,000	82,902
5.00% 1/15/28	240,000	232,289
6.875% 1/15/29	71,000	72,433

Valero Energy 3.65% 12/1/51	131,000	95,336
		3,300,926
Finance Companies — 4.37%
AerCap Ireland Capital DAC
1.65% 10/29/24	150,000	140,416
3.00% 10/29/28	300,000	262,125
3.40% 10/29/33	300,000	243,995
Air Lease
2.20% 1/15/27	40,000	35,478
2.875% 1/15/32	150,000	124,040
4.125% 12/15/26 μ, ψ	153,000	104,422
5.85% 12/15/27	80,000	80,492
Aviation Capital Group
144A 1.95% 1/30/26 #	65,000	57,861
144A 1.95% 9/20/26 #	300,000	259,981
144A 5.50% 12/15/24 #	355,000	350,747
144A 6.25% 4/15/28 #	30,000	30,046
		1,689,603
Insurance — 5.67%
American International Group 5.125% 3/27/33	175,000	174,057
Aon 5.00% 9/12/32	100,000	100,526
Athene Global Funding
144A 1.985% 8/19/28 #	442,000	358,134
144A 2.50% 3/24/28 #	110,000	92,697
144A 2.717% 1/7/29 #	120,000	102,472

Athene Holding 3.45% 5/15/52	125,000	79,249
Berkshire Hathaway Finance 3.85% 3/15/52	280,000	234,982
Brighthouse Financial 4.70% 6/22/47	39,000	28,556
Global Atlantic 144A 4.70% 10/15/51 #, μ	200,000	160,819
Hartford Financial Services Group 2.90% 9/15/51	135,000	91,089
Humana 5.75% 3/1/28	35,000	36,376
NQ-FL9 [3/23] 5/23 (2912869)    3

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Investment Grade Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)

New York Life Global Funding 144A 4.85% 1/9/28 #	150,000	$ 152,354
Prudential Financial 3.70% 10/1/50 μ	145,000	118,499
UnitedHealth Group
4.50% 4/15/33	230,000	228,779
5.05% 4/15/53	230,000	232,791
		2,191,380
Natural Gas — 1.58%
Sempra Energy
4.125% 4/1/52 μ	125,000	101,065
4.875% 10/15/25 μ, ψ	310,000	291,110

Southern California Gas 6.35% 11/15/52	80,000	92,315
Spire Missouri 4.80% 2/15/33	125,000	124,848
		609,338
Real Estate Investment Trusts — 0.45%
Alexandria Real Estate Equities 4.75% 4/15/35	120,000	112,582
American Homes 4 Rent 3.625% 4/15/32	70,000	60,713
		173,295
REIT — 0.71%
Extra Space Storage 2.35% 3/15/32	350,000	275,466
		275,466
Technology — 7.12%
Alphabet 2.05% 8/15/50	390,000	248,285
Autodesk 2.40% 12/15/31	185,000	153,970
Broadcom 144A 3.469% 4/15/34 #	335,000	275,388
Broadridge Financial Solutions 2.60% 5/1/31	221,000	185,181
CDW 3.276% 12/1/28	435,000	384,007
Clarivate Science Holdings 144A 3.875% 7/1/28 #	149,000	133,140
CoStar Group 144A 2.80% 7/15/30 #	175,000	146,820
Entegris Escrow
144A 4.75% 4/15/29 #	140,000	132,484
144A 5.95% 6/15/30 #	135,000	130,982
Marvell Technology
1.65% 4/15/26	210,000	190,481
2.45% 4/15/28	110,000	96,398

Micron Technology 6.75% 11/1/29	78,000	82,900
Oracle
4.65% 5/6/30	50,000	48,702
5.55% 2/6/53	145,000	138,229
5.80% 11/10/25	30,000	30,763
6.15% 11/9/29	220,000	234,432

Sensata Technologies 144A 3.75% 2/15/31 #	160,000	140,144
		2,752,306
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Transportation — 1.81%
American Airlines 144A 5.50% 4/20/26 #	195,000	$ 192,142
Burlington Northern Santa Fe 2.875% 6/15/52	233,000	163,510
Delta Air Lines 144A 7.00% 5/1/25 #	201,000	206,210
Mileage Plus Holdings 144A 6.50% 6/20/27 #	136,000	135,696
		697,558
Utilities — 0.55%
Oglethorpe Power 5.25% 9/1/50	225,000	213,000
		213,000
Total Corporate Bonds (cost $39,609,126)		35,751,291

Municipal Bonds — 0.29%
Commonwealth of Puerto Rico(Restructured)
Series A-1 2.986% 7/1/24^	2,341	2,204
Series A-1 4.00% 7/1/35	5,110	4,467

GDB Debt Recovery Authority of Puerto Rico (Taxable) 7.50% 8/20/40	125,865	104,468
Total Municipal Bonds (cost $126,712)		111,139

Loan Agreements — 3.24%
AmWINS Group 7.09% (LIBOR01M + 2.25%) 2/19/28 •	107,526	106,414
Applied Systems 9.399% (SOFR03M + 3.50%) 9/18/26 •	117,006	116,982
Gates Global Tranche B-3 7.407% (SOFR01M + 2.50%) 3/31/27 •	117,300	116,879
Horizon Therapeutics USA Tranche B-2 6.563% (LIBOR01M + 1.75%) 3/15/28 •	107,800	107,694
Informatica 7.625% (LIBOR01M + 2.75%) 10/27/28 •	113,850	113,233
Prime Security Services Borrower Tranche B-1 7.517% (LIBOR03M + 2.75%) 9/23/26 •	117,600	117,372
RealPage 1st Lien 7.84% (LIBOR01M + 3.00%) 4/24/28 •	118,200	114,917
Reynolds Group Holdings Tranche B-2 8.09% (LIBOR01M + 3.25%) 2/5/26 •	102,664	102,450
Standard Industries 7.116% (LIBOR01M + 2.25%) 9/22/28 •	358,585	357,464
Total Loan Agreements (cost $1,257,127)		1,253,405

4    NQ-FL9 [3/23] 5/23 (2912869)

	Principalamount°	Value (US $)

US Treasury Obligations — 3.17%
US Treasury Bonds 3.625% 2/15/53	785,000	$ 779,542
US Treasury Notes
3.50% 2/15/33	95,000	95,156
3.625% 3/31/28	350,000	350,601
Total US Treasury Obligations (cost $1,214,439)		1,225,299

Total Value of Securities—99.47% (cost $42,310,557)		38,437,707
Receivables and Other Assets Net of Liabilities—0.53%		204,052
Net Assets Applicable to 4,427,503 Shares Outstanding—100.00%		$38,641,759
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2023, the aggregate value of Rule 144A securities was $7,438,179, which represents 19.25% of the Series' net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Summary of abbreviations:
DAC – Designated Activity Company
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
NQ-FL9 [3/23] 5/23 (2912869)    5